TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Unrecognized Tax Benefits

	2023	2022

Beginning balance	$7,434	$5,312
Decrease related to expired tax years	(424)	(723)
Additions for prior year tax positions	125	162
Decrease for prior year tax positions	(1,879)	(244)
Additions for current year tax positions	933	2,927

Ending balance	$6,189	$7,434

*) As of December 31, 2023 and 2022, unrecognized tax benefits of $1,052 and $1,906, respectively, were presented net from deferred tax assets.

Schedule of Taxes on Income
	Year ended December 31,
	2023	2022	2021

Current taxes	$3,255	$6,865	$18,287
Deferred taxes	582	(1,986)	(3,466)

	$3,837	$4,879	$14,821

Domestic	$1,079	$2,820	$10,741
Foreign	2,758	2,059	4,080

	$3,837	$4,879	$14,821

	Year ended December 31,
	2023	2022	2021
Domestic taxes:

Current taxes	$488	$2,967	$12,890
Deferred taxes	591	(147)	(2,149)

	1,079	2,820	10,741
Foreign taxes:

Current taxes	2,767	3,898	5,397
Deferred taxes	(9)	(1,839)	(1,317)

	2,758	2,059	4,080

	$3,837	$4,879	$14,821

Schedule of Significant Components of Deferred Tax Liabilities and Assets

	December 31,
	2023	2022

Carryforward losses and tax credit	$12,249	$8,456
Deferred revenues	6,237	6,897
Unrealized loss on marketable securities	296	1,281
ROU assets	2,234	2,289
Temporary differences	9,566	9,327

Deferred tax assets before valuation allowance	30,582	28,250
Valuation allowance	(8,434)	(5,162)

Net deferred tax assets	22,148	23,088

Intangible assets, including goodwill	(4,547)	(4,529)
Operating lease liabilities	(2,242)	(2,289)
Depreciable assets	(1,043)	(1,299)

Deferred tax liability	(7,832)	(8,117)

Net deferred tax assets	$14,316	$14,971

* As of December 31, 2023 and 2022, unrecognized tax benefits of $1,052 and $1,906 were presented net from deferred tax assets, respectively.

Schedule of Reconciliation Between Theoretical and Actual Tax Expense
	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$(17,753)	$4,713	$22,632

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(4,083)	$1,084	$5,205
Tax adjustment in respect of different tax rate of foreign subsidiary	(57)	48	33
Non-deductible expenses and other permanent differences	536	197	305
Deferred taxes on losses for which valuation allowance was provided, net	2,635	2,402	896
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	-	(128)
Foreign withholding taxes	637	3,138	2,656
Share compensation relating to share options per ASC No. 718	3,716	1,517	(2,369)
Income taxes in respect of prior years	1,246	(1,388)	687
Change of tax rate	-	(505)	462
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(1,086)	(1,457)	6,869
Other	293	(157)	205

Actual tax expense	$3,837	$4,879	$14,821

(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.03	$0.15

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.03	$0.14

Schedule of Income Before Income Taxes
	Year ended December 31,
	2023	2022	2021

Domestic	$(33,444)	$(1,105)	$17,817
Foreign	15,691	5,818	4,815

Income before taxes on income	$(17,753)	$4,713	$22,632